NOTES PAYABLE (Details Narrative) - USD ($)																											3 Months Ended			12 Months Ended
	Feb. 03, 2026	Jan. 22, 2026	Jan. 05, 2026	Dec. 09, 2025	Nov. 28, 2025	Nov. 21, 2025	Sep. 24, 2025	Aug. 13, 2025	Jul. 31, 2025	Jul. 15, 2025	Nov. 11, 2022	Oct. 31, 2022	Dec. 13, 2021	Dec. 07, 2021	Nov. 16, 2021	Mar. 23, 2021	Mar. 17, 2021	Feb. 16, 2021	Feb. 09, 2021	Nov. 20, 2020	Nov. 13, 2020	Nov. 06, 2020	Nov. 06, 2020	Aug. 25, 2020	Aug. 24, 2020	Jun. 23, 2020	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 14, 2025
Short-Term Debt [Line Items]
Debt instrument, maturity date					May 28, 2026
Proceeds from notes payable																											$ 190,000			$ 350,000
Principal balance outstanding amount																											18,658,590			18,448,173	20,241,164
Debt Instrument, Face Amount																											97,017			32,526
Accounts and accrued expenses																											13,678,760			12,854,975	10,947,676
Lender costs																											222,000			600,000
Accrued interest																											283,940			$ 269,331
Accrued interest																											$ 21,742	$ 131,681
Converted shares of common stock																											322,400			2,560,935,900
Conversion price																														$ 0.50
Minimum [Member]
Short-Term Debt [Line Items]
Conversion price																														0.00004
Maximum [Member]
Short-Term Debt [Line Items]
Conversion price																														$ 0.00008
Holder [Member]
Short-Term Debt [Line Items]
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares										2											2				2
Number of warrants to purchase																					125,000,000
Warrant exercise price																					$ 0.008
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage	15.00%		15.00%			15.00%		15.00%
Secured promissory note	$ 110,000		$ 100,000			$ 250,000		$ 165,000
Debt instrument, maturity date	Feb. 03, 2027		Jan. 05, 2027			Nov. 21, 2026		Aug. 13, 2026
Original issue discount																											$ 5,625			$ 9,375		$ 150,000
Interest expense																											3,750			5,625
Principal balance outstanding amount																											165,000			165,000
Debt instrument, carrying amount																											159,375			155,625
Legal fees								$ 15,000
Secured Promissory Note [Member] | January 2, 2026 [Member]
Short-Term Debt [Line Items]
Original issue discount																											7,500
Secured Promissory Note [Member] | February 5, 2026 [Member]
Short-Term Debt [Line Items]
Original issue discount																											8,333
Secured Promissory Note [Member] | December 9, 2025 [Member]
Short-Term Debt [Line Items]
Original issue discount																											34,375			46,875
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount																											375,000			$ 375,000	375,000
Number of warrants to purchase												50,000,000
Warrant exercise price																						$ 0.0075	$ 0.0075
Description of default note																														This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law.
Interest payable																											431,407			$ 423,896	360,247
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage												15.00%					12.00%					15.00%	15.00%
Debt instrument, maturity date															Nov. 06, 2023		Mar. 17, 2022					Nov. 06, 2023
Proceeds from notes payable																$ 10,000,000
Original issue discount																1,000,000
Principal balance outstanding amount																											11,110,000			11,110,000	11,110,000
Debt Instrument, Face Amount																11,110,000	$ 11,110,000
Lender costs																$ 110,000	$ 650
Number of warrants to purchase												250,000,000					250,000,000	50,000,000				60,000,000	60,000,000
Warrant exercise price												$ 0.0067					$ 0.13	$ 0.15				$ 0.0019	$ 0.0019
Value of warrants																						$ 113,921
Promissory Note [Member] | Lender [Member] | January 2, 2026 [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable			$ 90,000
Original issue discount			$ 10,000
Interest expense																											2,500
Principal balance outstanding amount																											100,000
Debt instrument, carrying amount																											92,500
Promissory Note [Member] | Lender [Member] | February 5, 2026 [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable	$ 100,000
Original issue discount	$ 10,000
Interest expense																											1,667
Principal balance outstanding amount																											110,000
Debt instrument, carrying amount																											101,667
Promissory Note [Member] | Lender [Member] | December 9, 2025 [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable				$ 200,000
Original issue discount				50,000
Interest expense				$ 3,125																							12,500
Principal balance outstanding amount																											250,000			250,000
Debt instrument, carrying amount																											215,625			203,125
Promissory Note [Member] | Lender [Member] | March 31 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date											Mar. 31, 2023
Proceeds from notes payable											$ 2,510,000
Original issue discount											250,000
Principal balance outstanding amount																											1,820,000			1,820,000	1,820,000
Debt Instrument, Face Amount											3,020,000
Accounts and accrued expenses											$ 260,000
Debt instrumental repaid principal																														1,200,000
Promissory Note [Member] | Lender [Member] | December 7, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage												15.00%		12.00%
Debt instrument, maturity date														Dec. 07, 2022
Proceeds from notes payable													$ 3,000,000
Original issue discount														$ 300,000
Interest expense																														0	212,500
Principal balance outstanding amount																											3,300,000			3,300,000	3,300,000
Debt Instrument, Face Amount														$ 3,300,000
Number of warrants to purchase												75,000,000		75,000,000
Warrant exercise price												$ 0.0067		$ 0.039
Value of warrants												$ 510,000
Promissory Note [Member] | Lender [Member] | March 17 2022 [Member]
Short-Term Debt [Line Items]
Interest expense																														0	708,333
Value of warrants																														1,700,000
Promissory Note [Member] | Lender [Member] | February 9 2021 [Member]
Short-Term Debt [Line Items]
Interest expense																															141,667
Value of warrants												$ 340,000
Promissory Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage		12.00%					12.00%			12.00%											12.00%	12.00%	12.00%		12.00%
Debt instrument, maturity date										Jul. 14, 2026											Nov. 13, 2021				Aug. 24, 2021
Proceeds from notes payable		$ 140,000					$ 191,000			$ 191,000										$ 890,000				$ 663,000
Original issue discount																														0	48,259
Interest expense																											0		$ 14,240	48,259	56,961
Principal balance outstanding amount																						$ 120,000	$ 120,000				$ 389,423			389,423
Debt instrument, carrying amount																														$ 389,423	341,164
Debt Instrument, Face Amount		147,000					200,000			200,000											$ 1,000,000	$ 389,423	389,423		$ 750,000	$ 210,000
Debt instrument, description																					Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date.				Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date.
Legal fees		$ 7,000					$ 9,000			$ 9,000										$ 110,000				$ 87,000
Number of warrants to purchase																									122,950,819
Warrant exercise price																									$ 0.0061
Description of default note																											This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law			This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law.
Interest payable																											$ 1,155,452			$ 1,095,452	855,452
Accrued and unpaid interest																							$ 8,716			$ 15,707
Promissory Note One [Member]
Short-Term Debt [Line Items]
Converted shares of common stock																														512,188
Promissory Note One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price																											$ 0.04624			$ 0.20
Promissory Note One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price																											$ 0.0942			$ 0.40
Promissory Note One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage																			12.00%
Debt instrument, maturity date																			Feb. 09, 2022
Proceeds from notes payable																		$ 2,000,000
Original issue discount																		200,000
Principal balance outstanding amount																											$ 1,000,000			$ 1,000,000	1,000,000
Debt Instrument, Face Amount																		2,200,000	$ 2,200,000
Lender costs																		$ 750
Number of warrants to purchase																	50,000	10,000				12,000	12,000
Warrant exercise price												$ 33.50										$ 37.50	$ 37.50
Promissory Note One [Member] | Lender [Member] | December 7, 2022 [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase												15,000		15,000
Warrant exercise price												$ 33.50		$ 195
Promissory Note One [Member] | Holder [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase																					25,000				24,590
Warrant exercise price																					$ 40				$ 30.50
Promissory Note Two [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase												10,000
Promissory Note Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount																														2,100,000	$ 2,200,000
Number of warrants to purchase												50,000
Warrant exercise price												$ 33.50										$ 9.50	$ 9.50
Warrants and Rights Outstanding, Maturity Date												Oct. 31, 2022
Two Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage									15.00%
Original issue discount																											$ 102,983			167,474
Principal balance outstanding amount																														3,458,229
Debt instrument, carrying amount																														$ 2,643,592
Debt Instrument, Face Amount									$ 2,200,000
Number of warrants to purchase																														200,000
Warrant exercise price																														$ 0.50
Accrued and unpaid interest									$ 1,358,229
Two Convertible Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant exercise price																														$ 0.0001